13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Oci Details
Currency translation adjustment	$ 3,253,019	$ 1,901,351	$ 3,002,717
Available for sale securities	0	0	2,747,997
Total Accumulated OCI, beginning of period	3,253,019	1,901,351	5,750,714
Currency translation adjustments	(2,787,404)	1,351,668	(1,101,366)
Unrealized gain on available for sale investments	0	0	715,428
Release of OCI on available for sale investments	0	0	(3,463,425)
Total Other comprehensive income (loss) for the period	(2,787,404)	1,351,668	(3,849,363)
Currency translation adjustment	465,615	3,253,019	1,901,351
Total Accumulated OCI, end of period	$ 465,615	$ 3,253,019	$ 1,901,351